UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22795

First Trust Intermediate Duration Preferred & Income Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Following is a copy of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust
Intermediate Duration Preferred & Income Fund (FPF)

Semi-Annual Report
For the Six Months Ended
April 30, 2026

Table of Contents
First Trust Intermediate Duration Preferred & Income Fund (FPF)
Semi-Annual Report
April 30, 2026
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Intermediate Duration Preferred & Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Principal Risks” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund’s performance. The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
“AT A GLANCE”
As of April 30, 2026 (Unaudited)

Fund Statistics
Symbol on New York Stock Exchange	FPF
Common Share Price	$18.42
Common Share Net Asset Value (“NAV”)	$19.46
Premium (Discount) to NAV	(5.34)%
Net Assets Applicable to Common Shares	$1,183,913,753
Current Distribution per Common Share(1)	$0.1375
Current Annualized Distribution per Common Share	$1.6500
Current Distribution Rate on Common Share Price(2)	8.96%
Current Distribution Rate on NAV(2)	8.48%
Common Share Price & NAV (weekly closing price)

Performance
Average Annual Total Returns
	6 Months Ended 4/30/26	1 Year Ended 4/30/26	5 Years Ended 4/30/26	10 Years Ended 4/30/26	Inception (5/23/13) to 4/30/26
Fund Performance(3)
NAV	1.57%	14.39%	3.55%	6.47%	6.68%
Market Value	0.98%	14.11%	2.31%	5.86%	5.85%
Index Performance
ICE BofA US Investment Grade Institutional Capital Securities Index	1.65%	8.85%	3.83%	5.34%	5.12%
Blended Index(4)	1.74%	9.18%	2.44%	4.88%	N/A

(1)
Most recent distribution paid through April 30, 2026. Subject to change in the future.
(2)
Distribution rates are calculated by annualizing the most recent distribution paid through the report date and then dividing by Common Share Price or NAV, as applicable, as of April 30, 2026. Subject to change in the future.
(3)
Total return is based on the combination of reinvested dividend, capital gain, and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share Price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.
(4)
The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The Blended Index is intended to reflect the proportional market cap of each segment of the preferred and hybrid securities market. The Blended Index returns are calculated by using the monthly returns of the indices listed above during each period shown. At the beginning of each month the indices are rebalanced to a 30/30/30/10 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above. Since the ICE USD Contingent Capital Index had an inception date of December 31, 2013, the performance of the Blended Index is not available for all of the periods disclosed.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
“AT A GLANCE” (Continued)
As of April 30, 2026 (Unaudited)
Industry Classification	% of Total Investments
Banks	47.6%
Insurance	14.2
Electric Utilities	8.8
Capital Markets	8.5
Multi-Utilities	4.5
Financial Services	3.4
Food Products	3.2
Wireless Telecommunication Services	2.4
Diversified Telecommunication Services	2.1
Mortgage REITs	1.5
Oil, Gas & Consumable Fuels	1.0
Independent Power & Renewable Electricity Producers	0.9
Gas Utilities	0.7
Trading Companies & Distributors	0.4
Automobiles	0.3
Real Estate Management & Development	0.3
Diversified REITs	0.1
Specialized REITs	0.1
Consumer Finance	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Top Ten Holdings	% of Total Investments
Bank of America Corp., 6.63%	2.7%
Barclays PLC, 8.00%	2.0
Land O’Lakes, Inc., 8.00%	1.8
Wells Fargo & Co., Series L, 7.50%	1.7
Banco Santander S.A., 9.63%	1.6
Hartford Insurance Group (The), Inc., 6.04%, 02/12/47	1.5
NextEra Energy Capital Holdings, Inc., Series U, 6.50%, 06/01/85	1.4
BNP Paribas S.A., 8.50%	1.3
Credit Agricole S.A., 7.13%	1.3
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.3
Total	16.6%

Country Allocation†	% of Total Investments
United States	55.9%
Canada	12.2
France	8.0
United Kingdom	7.2
Spain	3.9
Mexico	2.8
Japan	2.4
Bermuda	2.2
Netherlands	1.7
Germany	1.6
Switzerland	1.4
Chile	0.3
Sweden	0.2
Finland	0.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Credit Quality(5)	% of Total Investments
A	0.6%
A-	1.0
BBB+	16.8
BBB	26.3
BBB-	33.4
BB+	12.3
BB	5.2
BB-	0.1
B-	0.3
NR	4.0
Total	100.0%

Fund Allocation	% of Net Assets
Capital Preferred Securities	118.1%
$25 Par Preferred Securities	32.9
$1,000 Par Preferred Securities	2.7
$1,000,000 Par Preferred Securities	1.0
Reverse Repurchase Agreement	(8.4)
Outstanding Loan	(46.7)
Net Other Assets and Liabilities	0.4
Total	100.0%

(5)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Portfolio Commentary
First Trust Intermediate Duration Preferred & Income Fund (FPF)
Semi-Annual Report
April 30, 2026 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Intermediate Duration Preferred & Income Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities.
Stonebridge Advisors LLC Portfolio Management Team
Robert Wolf – Chief Investment Officer and Executive Vice President
Eric Weaver – Chief Strategist and Executive Vice President
Angelo Graci, CFA – Head of Credit Research and Executive Vice President
Commentary
Market Recap
For the six-month period ended April 30, 2026, the broad preferred and hybrid securities market generated a return of 1.74%, exhibiting resilience in the face of market and geopolitical volatility. The preferred securities market was performing modestly at the end of 2025 in an environment where interest rates were generally supportive as the Federal Reserve (the “Fed”) delivered 25 basis points (“bps”) of interest rate cuts; however, the government shutdown and lack of reliable data contributed to the market pricing in no further rate cuts until mid-2026. Volatility gripped financial markets during the beginning of 2026 due to the effective closure of the Strait of Hormuz and escalation of hostilities across the Middle East region. Energy prices moved sharply higher, increasing the risk of a prolonged inflationary impact and the potential for an economic slowdown. The resulting spike in interest rates globally and financial market volatility contributed to a selloff in the preferred and hybrid market, but this proved to be temporary as the market recovered 2.28% higher in April alone.
The best performing segment of the preferred and hybrid securities market was the $1,000 par contingent convertible capital securities, which produced a return of 2.94%. Non-investment grade $1,000 par securities were the second-best performing market segment, returning 2.04%. The $1,000 par investment-grade securities returned 1.65%, and the $25 par exchange-traded market returned 0.50%.

Portfolio Commentary (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
Semi-Annual Report
April 30, 2026 (Unaudited)
Performance Analysis
Average Annual Total Returns
	6 Months Ended 4/30/26	1 Year Ended 4/30/26	5 Years Ended 4/30/26	10 Years Ended 4/30/26	Inception (5/23/13) to 4/30/26
Fund Performance(1)
NAV	1.57%	14.39%	3.55%	6.47%	6.68%
Market Value	0.98%	14.11%	2.31%	5.86%	5.85%
Index Performance
ICE BofA US Investment Grade Institutional Capital Securities Index	1.65%	8.85%	3.83%	5.34%	5.12%
Blended Index(2)	1.74%	9.18%	2.44%	4.88%	N/A

Performance of a $10,000 Initial Investment
October 31, 2015 - April 30, 2026

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25
4/30/26
$19,390
$17,113
$16,407
First Trust Intermediate Duration Preferred & Income Fund
ICE BofA US Investment Grade Institutional Capital Securities Index
Blended Index

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
The Fund returned 1.57%, based on net asset value (“NAV”), for the six-month period ended April 30, 2026. The Fund underperformed its benchmark, which is a blend of 30% of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, 30% of the ICE BofA US Investment Grade Institutional Capital Securities Index, 30% of the ICE USD Contingent Capital Index and 10% of the ICE BofA US High Yield Institutional Capital Securities Index, which returned 1.74% for the same period.
This underperformance was primarily driven by leverage, which detracted 13 bps from Fund performance during the period. Another contributor to the Fund’s relative performance was its underweight and security selection within pipelines, which outperformed with the onset of the US/Israeli conflict with Iran. Other factors that contributed to the Fund’s underperformance were as follows:
•
Security selection within European banks
•
Overweight allocation and security selection within investment companies and telecom

(1)
Total return is based on the combination of reinvested dividend, capital gain, and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share Price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year.
(2)
The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The Blended Index is intended to reflect the proportional market cap of each segment of the preferred and hybrid securities market. The Blended Index returns are calculated by using the monthly returns of the indices listed above during each period shown. At the beginning of each month the indices are rebalanced to a 30/30/30/10 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above. Since the ICE USD Contingent Capital Index had an inception date of December 31, 2013, the performance of the Blended Index is not available for all of the periods disclosed.

Portfolio Commentary (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
Semi-Annual Report
April 30, 2026 (Unaudited)
•
Underweight allocation to emerging market banks
•
Security selection and overweight allocation to 7-10 year duration $25 par securities
Although the Fund underperformed during the period, it was able to offset some of the underperformance through several factors. This included the Fund’s underweight allocation and superior security selection within long duration (10+ year) $25 par securities. These securities underperformed during the period due to a rise in interest rates as well as technical factors, such as ETF rebalancing in the general preferred securities space. Other factors that positively contributed to relative performance were as follows:
•
Security selection and underweight allocation to short call (˂1 year) securities
•
Security selection within 3-7 year duration securities
•
Overweight allocation to Canadian banks, Federal Farm Credit banks and agriculture
•
Security selection within P&C insurance, real estate investment trusts (“REITs”) and US banks
•
Underweight allocation to entertainment, REITs and US banks
The Fund has a practice of seeking to maintain a relatively stable monthly distribution, which may be changed at any time. The practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. However, the Advisor believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV. The monthly distribution rate began and ended the period at $0.1375 per share. At the $0.1375 per share monthly distribution rate, the annualized distribution rate at April 30, 2026 was 8.48% at NAV and 8.96% at market price. The final determination of the source and tax status of all 2026 distributions will be made after the end of 2026 and will be provided on Form 1099-DIV. The foregoing is not to be construed as tax advice. Please consult your tax advisor for further information regarding tax matters.
Market and Fund Outlook
We believe returns in the preferred and hybrid securities market may fluctuate over the near term as geopolitical tensions continue to keep inflation elevated and delay global rate cuts. In this environment, we expect income to be an important driver of returns, supported by higher coupons, improved security structures and a high-quality issuer base, though the uncertain macro environment warrants caution.
Global financial market volatility may continue to weigh on fund flows in the preferred market, however we anticipate technicals may remain orderly, supported by valuations and limited new issuance. Credit fundamentals remain solid across banks, insurers, and utilities, which may help the asset class to better absorb a potential economic slowdown.
Valuations have moved to a more attractive position, as reflected in the higher yields. Given the uncertain macro path and central banks likely staying on hold, carry may remain an important performance driver until geopolitical risks ease. A de-escalation may support spread tightening, but timing is unclear. We believe that in this environment, active management is essential. Security selection and duration positioning will be key to navigating risks and identifying relative values. We view higher yields, resilient credit fundamentals, and the potential for improving technicals later in the year as factors that could make preferred and hybrid securities a potential income source within diversified fixed-income strategies.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
April 30, 2026 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 32.9%
	Automobiles – 0.5%
85,302	Ford Motor Co. (a)	6.20%	06/01/59	$1,803,284
147,064	Ford Motor Co. (a) (b)	6.00%	12/01/59	3,041,284
65,437	Ford Motor Co. (b)	6.50%	08/15/62	1,443,540
				6,288,108
	Banks – 1.4%
256,071	Bank of America Corp., Series KK (a)	5.38%	(c)	5,643,805
31,954	Bank of America Corp., Series NN	4.38%	(c)	563,030
4,875	Bank of America Corp., Series SS	4.75%	(c)	94,965
16,498	Citigroup, Inc., Series II (a)	6.25%	(c)	418,224
2,079	Huntington Bancshares, Inc., Series J (d)	6.88%	(c)	53,222
7,043	JPMorgan Chase & Co., Series GG	4.75%	(c)	141,423
131,409	JPMorgan Chase & Co., Series LL (a)	4.63%	(c)	2,559,847
72,798	Pinnacle Financial Partners, Inc., Series C (a)	6.75%	(c)	1,834,510
31,761	Truist Financial Corp., Series R (a)	4.75%	(c)	596,472
8,719	Wells Fargo & Co., Series Z	4.75%	(c)	166,097
174,332	Wintrust Financial Corp., Series F (a) (d)	7.88%	(c)	4,618,055
				16,689,650
	Capital Markets – 4.6%
112,837	Affiliated Managers Group, Inc. (a)	5.88%	03/30/59	2,280,436
29,434	Affiliated Managers Group, Inc.	4.75%	09/30/60	486,544
152,344	Affiliated Managers Group, Inc.	4.20%	09/30/61	2,294,301
372,026	Affiliated Managers Group, Inc. (a)	6.75%	03/30/64	8,913,743
201,259	Bank of New York Mellon (The) Corp., Series K (a) (d)	6.15%	(c)	5,138,142
86,454	Brookfield Oaktree Holdings LLC, Series A (a)	6.63%	(c)	1,802,998
70,985	Brookfield Oaktree Holdings LLC, Series B (a)	6.55%	(c)	1,458,742
570,192	Carlyle Finance LLC	4.63%	05/15/61	9,978,360
44,837	DigitalBridge Group, Inc., Series H	7.13%	(c)	779,267
174,620	DigitalBridge Group, Inc., Series I	7.15%	(c)	3,008,702
105,723	DigitalBridge Group, Inc., Series J	7.13%	(c)	1,842,752
258,989	KKR Group Finance Co., IX LLC	4.63%	04/01/61	4,397,633
24,854	Morgan Stanley, Series K (a)	5.85%	(c)	601,467
68,527	Morgan Stanley, Series Q (a)	6.63%	(c)	1,751,550
74,041	State Street Corp., Series G (a)	5.35%	(c)	1,648,153
305,605	TPG Operating Group II, L.P. (a)	6.95%	03/15/64	7,624,845
				54,007,635
	Consumer Finance – 0.0%
17,460	Capital One Financial Corp., Series I	5.00%	(c)	331,565
	Diversified REITs – 0.2%
84,783	Global Net Lease, Inc., Series A (a) (b)	7.25%	(c)	1,916,096
	Diversified Telecommunication Services – 0.6%
193,109	AT&T, Inc. (a)	5.35%	11/01/66	4,155,706
135,730	AT&T, Inc., Series C (a)	4.75%	(c)	2,546,295
				6,702,001
	Electric Utilities – 4.7%
998,199	NextEra Energy Capital Holdings, Inc., Series U (a) (b)	6.50%	06/01/85	25,553,894
107,357	NextEra Energy Capital Holdings, Inc., Series Z (a) (b)	6.50%	04/15/86	2,704,323
8,671	Southern (The) Co.	5.25%	12/01/77	188,681
179,406	Southern (The) Co., Series 2020 (a)	4.95%	01/30/80	3,582,738
11,692	Southern (The) Co.	6.50%	03/15/85	298,146
9,923	Southern (The) Co., Series C	4.20%	10/15/60	171,568
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
950,185	Xcel Energy, Inc. (a) (b)	6.25%	10/15/85	$23,203,518
				55,702,868
	Financial Services – 2.5%
291	Apollo Global Management, Inc. (d)	7.63%	09/15/53	7,479
819,377	Corebridge Financial, Inc. (a) (b)	6.38%	12/15/64	19,624,079
414,129	Equitable Holdings, Inc., Series A (a)	5.25%	(c)	8,187,330
52,567	Voya Financial, Inc., Series B (a) (d)	5.35%	(c)	1,260,031
				29,078,919
	Food Products – 0.2%
21,665	CHS, Inc., Series 2 (a)	7.10%	(c)	548,341
71,679	CHS, Inc., Series 3 (a)	6.75%	(c)	1,788,391
				2,336,732
	Independent Power & Renewable Electricity Producers – 0.6%
245,850	Brookfield BRP Holdings Canada, Inc.	4.63%	(c)	3,719,710
151,772	Brookfield Renewable Partners, L.P., Series 17	5.25%	(c)	2,797,158
				6,516,868
	Insurance – 10.0%
681,350	AEGON Funding Co., LLC (a)	5.10%	12/15/49	13,259,071
35,711	Allstate (The) Corp., Series H (a)	5.10%	(c)	744,574
316,021	American National Group, Inc. (a)	7.38%	(c)	7,834,161
136,459	Arch Capital Group Ltd., Series G	4.55%	(c)	2,356,647
13,494	Arch Capital Group Ltd., Series F	5.45%	(c)	275,413
109,912	Aspen Insurance Holdings Ltd. (a)	5.63%	(c)	2,383,991
347,005	Aspen Insurance Holdings Ltd. (a)	5.63%	(c)	7,432,847
66,771	Assurant, Inc. (a)	5.25%	01/15/61	1,307,376
513,426	Athene Holding Ltd. (a) (b) (d)	7.25%	03/30/64	12,861,321
105,069	Athene Holding Ltd., Series A (a) (d)	6.35%	(c)	2,558,430
480,283	Athene Holding Ltd., Series E (a) (d)	7.75%	(c)	12,271,231
6,577	Athene Holding Ltd., Series B	5.63%	(c)	127,265
156,492	CNO Financial Group, Inc. (a)	5.13%	11/25/60	2,793,382
760,377	Enstar Group Ltd., Series D (a) (d)	7.00%	(c)	17,488,671
413,219	F&G Annuities & Life, Inc. (a)	7.95%	12/15/53	10,309,814
806,660	F&G Annuities & Life, Inc. (a) (b)	7.30%	01/15/65	17,335,123
5,181	MetLife, Inc., Series F	4.75%	(c)	99,423
193,528	Phoenix (The) Cos., Inc.	7.45%	01/15/32	3,483,504
2,799	Prudential Financial, Inc.	5.63%	08/15/58	65,273
27,845	Reinsurance Group of America, Inc. (a) (d)	7.13%	10/15/52	707,542
1,647	Reinsurance Group of America, Inc. (d)	5.75%	06/15/56	41,570
92,716	RenaissanceRe Holdings Ltd., Series G	4.20%	(c)	1,443,588
41,612	W.R. Berkley Corp. (a)	5.10%	12/30/59	810,186
				117,990,403
	Mortgage REITs – 1.2%
86,267	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (a) (e)	9.16%	(c)	2,198,083
150,963	AGNC Investment Corp., Series F, 3 Mo. CME Term SOFR + 4.70% (a) (e)	8.63%	(c)	3,758,979
121,788	AGNC Investment Corp., Series H (a)	8.75%	(c)	3,111,683
102,485	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (a) (e)	9.26%	(c)	2,660,511
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage REITs (Continued)
113,084	Annaly Capital Management, Inc., Series J (a)	8.88%	(c)	$2,959,408
				14,688,664
	Multi-Utilities – 2.7%
195,763	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	3,218,344
81,694	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(c)	1,387,981
167,428	CMS Energy Corp. (a) (b)	5.88%	10/15/78	3,820,707
165,077	CMS Energy Corp. (a)	5.88%	03/01/79	3,818,231
741,214	DTE Energy Co., Series H (a)	6.25%	10/01/85	18,352,459
77,678	Sempra (a)	5.75%	07/01/79	1,675,514
				32,273,236
	Oil, Gas & Consumable Fuels – 0.3%
155,939	TransCanada PipeLines Ltd. (a)	6.25%	11/01/85	3,731,620
	Real Estate Management & Development – 0.4%
239,944	Brookfield Property Partners, L.P., Series A	5.75%	(c)	3,356,817
109,011	Brookfield Property Partners, L.P., Series A2	6.38%	(c)	1,668,958
				5,025,775
	Specialized REITs – 0.1%
70,483	Public Storage, Series L (a)	4.63%	(c)	1,301,116
	Wireless Telecommunication Services – 2.9%
906,161	T-Mobile USA, Inc. (a) (b)	5.50%	03/01/70	20,116,774
654,044	T-Mobile USA, Inc. (a) (b)	5.50%	06/01/70	14,513,237
				34,630,011
	Total $25 Par Preferred Securities			389,211,267
	(Cost $414,356,143)
$1,000 PAR PREFERRED SECURITIES – 2.7%
	Banks – 2.7%
26,803	Wells Fargo & Co., Series L	7.50%	(c)	31,917,280
	(Cost $35,414,234)
$1,000,000 PAR PREFERRED SECURITIES – 1.0%
	Mortgage REITs – 1.0%
12	FT Real Estate Securities Co., Inc. (f) (g) (h)	9.50%	(c)	12,288,000
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 118.1%
	Banks – 69.5%
$4,450,000	Banco Bilbao Vizcaya Argentaria S.A. (d) (i)	7.13%	(c)	4,450,000
9,400,000	Banco Bilbao Vizcaya Argentaria S.A. (d) (j)	7.75%	(c)	9,974,857
7,900,000	Banco Bilbao Vizcaya Argentaria S.A. (a) (d) (j)	9.38%	(c)	8,702,071
3,300,000	Banco de Credito e Inversiones S.A. (d) (j) (k)	8.75%	(c)	3,546,114
2,000,000	Banco de Credito e Inversiones S.A. (d) (j) (l)	8.75%	(c)	2,149,160
5,700,000	Banco Mercantil del Norte S.A. (d) (j) (k)	7.50%	(c)	5,836,903
8,000,000	Banco Mercantil del Norte S.A. (d) (j) (k)	7.63%	(c)	8,183,424
7,400,000	Banco Mercantil del Norte S.A. (d) (j) (k)	8.38%	(c)	7,874,747
5,400,000	Banco Mercantil del Norte S.A. (d) (j) (k)	8.75%	(c)	5,846,769
26,800,000	Banco Santander S.A. (a) (d) (j)	9.63%	(c)	29,445,267
15,600,000	Banco Santander S.A. (a) (d) (j)	9.63%	(c)	18,572,674
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$47,113,000	Bank of America Corp. (a) (d)	6.63%	(c)	$48,622,218
21,040,000	Bank of Montreal (a) (d)	7.70%	05/26/84	22,164,693
16,100,000	Bank of Montreal (a) (d)	7.30%	11/26/84	16,969,593
1,257,000	Bank of Montreal, Series 6 (a) (d)	6.88%	11/26/85	1,287,036
1,700,000	Bank of Nova Scotia (The) (d)	8.63%	10/27/82	1,785,688
19,466,000	Bank of Nova Scotia (The) (d)	8.00%	01/27/84	20,654,555
9,600,000	Bank of Nova Scotia (The) (d)	7.35%	04/27/85	9,942,989
6,420,000	Bank of Nova Scotia (The) (d)	6.88%	10/27/85	6,499,496
1,300,000	Barclays PLC (d) (j)	4.38%	(c)	1,260,537
5,300,000	Barclays PLC (d) (j)	7.63%	(c)	5,584,981
34,000,000	Barclays PLC (a) (d) (j)	8.00%	(c)	35,785,918
8,700,000	Barclays PLC (a) (d) (j)	9.63%	(c)	9,714,551
8,550,000	BBVA Mexico S.A. (b) (d) (j) (k)	5.88%	09/13/34	8,537,062
3,850,000	BBVA Mexico S.A. (d) (j) (k)	7.63%	02/11/35	4,020,170
9,900,000	BBVA Mexico S.A. (d) (j) (k)	8.45%	06/29/38	10,906,376
7,200,000	BNP Paribas S.A. (a) (d) (j) (k)	7.20%	(c)	7,245,943
3,000,000	BNP Paribas S.A. (d) (j) (k)	7.38%	(c)	3,120,105
21,210,000	BNP Paribas S.A. (a) (d) (j) (k)	7.75%	(c)	22,309,420
8,860,000	BNP Paribas S.A. (a) (d) (j) (k)	8.00%	(c)	9,502,580
23,200,000	BNP Paribas S.A. (a) (d) (j) (k)	8.50%	(c)	24,583,996
4,000,000	BNP Paribas S.A. (a) (d) (j) (k)	9.25%	(c)	4,228,284
5,100,000	Canadian Imperial Bank of Commerce (a) (d)	6.95%	01/28/85	5,202,617
13,200,000	Canadian Imperial Bank of Commerce (a) (d)	7.00%	10/28/85	13,552,664
9,440,000	Citigroup, Inc. (a) (d)	6.63%	(c)	9,561,274
3,813,000	Citigroup, Inc., Series BB (a) (d)	7.20%	(c)	3,892,310
6,913,000	Citigroup, Inc., Series DD (a) (d)	7.00%	(c)	7,184,937
7,700,000	Citigroup, Inc., Series FF (a) (d)	6.95%	(c)	7,841,280
20,124,000	Citigroup, Inc., Series GG (a) (d)	6.88%	(c)	20,445,018
11,200,000	Citigroup, Inc., Series Z (a) (d)	7.38%	(c)	11,514,104
4,000,000	CoBank ACB (a) (d)	7.25%	(c)	4,053,369
11,400,000	Commerzbank AG (a) (d) (j) (l)	7.50%	(c)	11,912,545
14,849,000	Credit Agricole S.A. (a) (d) (j) (k)	6.70%	(c)	15,033,543
23,351,000	Credit Agricole S.A. (d) (j) (k)	7.13%	(c)	24,282,448
2,000,000	Farm Credit Bank of Texas (a) (d)	7.75%	(c)	2,086,482
3,450,000	Farm Credit Bank of Texas, Series 3 (a) (d) (k)	6.20%	(c)	3,421,244
2,240,000	Farm Credit Bank of Texas, Series 6 (a) (d)	7.00%	(c)	2,296,757
9,200,000	First Citizens BancShares, Inc., Series D (a) (d)	7.00%	(c)	9,281,282
4,400,000	HSBC Holdings PLC (a) (d) (j)	6.75%	(c)	4,458,590
2,440,000	HSBC Holdings PLC (a) (d) (j)	6.88%	(c)	2,507,915
15,000,000	HSBC Holdings PLC (a) (d) (j)	6.95%	(c)	15,541,695
4,400,000	HSBC Holdings PLC (d) (j)	7.00%	(c)	4,491,366
9,500,000	HSBC Holdings PLC (d) (j)	7.05%	(c)	9,780,041
8,400,000	HSBC Holdings PLC (a) (d) (j)	8.00%	(c)	8,787,920
14,792,000	Huntington Bancshares, Inc., Series K (a) (d)	6.25%	(c)	14,822,324
15,725,000	ING Groep N.V. (a) (d) (j)	7.00%	(c)	16,307,580
6,360,000	ING Groep N.V. (d) (j) (l)	7.25%	(c)	6,689,292
200,000	ING Groep N.V. (a) (d) (j) (l)	7.50%	(c)	207,244
7,085,000	ING Groep N.V. (a) (d) (j) (l)	8.00%	(c)	7,573,221
22,250,000	JPMorgan Chase & Co., Series NN (a) (d)	6.88%	(c)	23,193,511
6,200,000	JPMorgan Chase & Co., Series PP (d) (i)	6.10%	(c)	6,200,000
2,800,000	Lloyds Banking Group PLC (d) (j)	6.63%	(c)	2,750,701
18,652,000	Lloyds Banking Group PLC (a) (d) (j)	8.00%	(c)	19,957,342
12,050,000	Mitsubishi UFJ Financial Group, Inc. (d) (j)	6.35%	(c)	12,146,822
10,170,000	NatWest Group PLC (d) (j)	8.13%	(c)	11,233,152
3,720,000	Nordea Bank Abp (d) (j) (k)	6.75%	(c)	3,801,788
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$4,466,000	PNC Financial Services Group (The), Inc., Series U (a) (d)	6.00%	(c)	$4,469,595
14,390,000	PNC Financial Services Group (The), Inc., Series W (a) (d)	6.25%	(c)	14,632,860
16,150,000	Royal Bank of Canada (a) (d)	6.75%	08/24/85	16,445,464
10,410,000	Royal Bank of Canada (a) (d)	6.50%	11/24/85	10,266,953
20,300,000	Societe Generale S.A. (a) (d) (j) (k)	9.38%	(c)	21,420,723
8,000,000	Societe Generale S.A. (a) (d) (j) (k)	10.00%	(c)	8,768,880
65,000	Standard Chartered PLC (d) (l)	7.01%	(c)	66,853
5,660,000	Sumitomo Mitsui Financial Group, Inc. (a) (d) (j)	6.60%	(c)	5,732,176
3,600,000	Swedbank AB (d) (j) (l)	7.75%	(c)	3,829,338
18,460,000	Toronto-Dominion Bank (The) (a) (d)	8.13%	10/31/82	19,213,445
6,100,000	Toronto-Dominion Bank (The) (a) (d)	6.35%	10/31/85	6,144,853
4,000,000	Wells Fargo & Co. (a) (d)	6.85%	(c)	4,163,512
6,160,000	Wells Fargo & Co., Series GG (a) (d)	6.13%	(c)	6,183,322
				822,658,529
	Capital Markets – 8.6%
4,300,000	Ares Finance Co. III LLC (a) (b) (d) (k)	4.13%	06/30/51	4,286,919
2,700,000	Bank of New York Mellon (The) Corp. (a) (d)	5.95%	(c)	2,739,118
7,100,000	Charles Schwab (The) Corp., Series L (d)	6.10%	(c)	7,105,420
28,250,000	Credit Suisse Group AG, Claim (g) (h) (m) (n)			9,994,850
6,400,000	Credit Suisse Group AG, Claim (g) (h) (m) (n)			2,264,320
15,730,000	Credit Suisse Group AG, Claim (g) (h) (m) (n)			5,565,274
19,220,000	Credit Suisse Group AG, Claim (g) (h) (m) (n)			6,800,036
6,600,000	Deutsche Bank AG (d) (j) (l)	8.13%	(c)	7,010,837
22,724,000	Goldman Sachs Group (The), Inc., Series X (a) (d)	7.50%	(c)	23,763,691
5,400,000	Goldman Sachs Group (The), Inc., Series Y (a) (d)	6.13%	(c)	5,443,378
9,300,000	Nomura Holdings, Inc. (a) (d) (j)	7.00%	(c)	9,607,067
8,064,000	State Street Corp., Series I (a) (d)	6.70%	(c)	8,315,113
9,011,000	State Street Corp., Series J (a) (d)	6.70%	(c)	9,344,020
				102,240,043
	Diversified Telecommunication Services – 2.7%
17,315,000	Bell Canada (a) (b) (d)	7.00%	09/15/55	17,977,056
6,940,000	TELUS Corp. (a) (b) (d)	7.00%	10/15/55	7,181,568
6,927,000	TELUS Corp. (a) (b) (d)	6.63%	06/09/56	6,892,198
				32,050,822
	Electric Utilities – 8.8%
11,170,000	American Electric Power Co., Inc. (a) (b) (d)	6.95%	12/15/54	11,904,528
14,283,000	American Electric Power Co., Inc., Series D (a) (b) (d)	6.05%	03/15/56	14,244,340
7,600,000	Duke Energy Corp. (a) (b) (d)	6.45%	09/01/54	7,943,984
2,650,000	Emera US Finance LLC, Series A (a) (b) (d)	6.65%	10/01/56	2,657,717
7,615,000	Emera US Finance LLC, Series B (a) (b) (d)	6.85%	10/01/56	7,641,394
7,350,000	Entergy Corp. (a) (d)	6.10%	06/15/56	7,328,286
7,140,000	EUSHI Finance, Inc. (a) (b) (d)	7.63%	12/15/54	7,396,301
8,750,000	EUSHI Finance, Inc. (a) (d)	6.25%	04/01/56	8,671,201
2,600,000	Eversource Energy, Series A (a) (d)	6.10%	08/15/56	2,590,448
9,115,000	Eversource Energy, Series B (a) (b) (d)	6.35%	08/15/56	9,115,521
9,965,000	NextEra Energy Capital Holdings, Inc. (a) (d)	6.75%	06/15/54	10,439,872
4,860,000	NextEra Energy Capital Holdings, Inc. (a) (b) (d)	6.50%	08/15/55	5,068,348
9,400,000	Southern (The) Co., Series 2025 (a) (b) (d)	6.38%	03/15/55	9,687,555
				104,689,495
	Financial Services – 2.8%
15,000,000	American AgCredit Corp. (a) (d) (k)	5.25%	(c)	14,866,350
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Financial Services (Continued)
$9,350,000	Capital Farm Credit ACA, Series 1 (a) (d) (k)	8.39%	(c)	$9,313,161
3,800,000	Compeer Financial ACA (a) (d) (k)	4.88%	(c)	3,746,762
4,590,000	Compeer Financial ACA (a) (d) (k)	7.88%	(c)	4,686,644
505,000	Corebridge Financial, Inc. (a) (d)	6.88%	(c)	519,723
				33,132,640
	Food Products – 4.7%
6,000,000	Dairy Farmers of America, Inc. (a) (f)	7.13%	(c)	6,021,300
7,329,000	Land O’Lakes Capital Trust I (a) (b) (f)	7.45%	03/15/28	7,540,420
10,000,000	Land O’Lakes, Inc. (a) (k)	7.25%	(c)	9,225,000
33,000,000	Land O’Lakes, Inc. (a) (k)	8.00%	(c)	32,900,676
				55,687,396
	Gas Utilities – 1.1%
6,820,000	AltaGas Ltd. (a) (b) (d) (k)	7.20%	10/15/54	7,088,824
5,505,000	Spire, Inc. (b) (d)	6.45%	06/01/56	5,542,274
				12,631,098
	Independent Power & Renewable Electricity Producers – 0.9%
11,233,000	AES (The) Corp. (a) (b) (d)	6.95%	07/15/55	10,966,477
	Insurance – 12.1%
2,600,000	Allianz SE (d) (j) (k)	6.50%	(c)	2,602,751
7,400,000	Allianz SE (a) (d) (j) (k)	6.55%	(c)	7,491,420
5,570,000	American National Group, Inc. (a) (d)	7.00%	12/01/55	5,448,651
16,785,000	Assurant, Inc. (a) (b) (d)	7.00%	03/27/48	17,012,065
5,150,000	Assured Guaranty Municipal Holdings, Inc. (b) (d) (k)	6.40%	12/15/66	4,900,208
7,200,000	CNP Assurances S.A. (d) (j) (l)	4.88%	(c)	6,751,295
15,300,000	Fortegra Financial Corp. (a) (b) (d) (f)	8.50%	10/15/57	15,040,030
10,063,000	Global Atlantic Fin Co. (a) (b) (d) (k)	7.95%	10/15/54	10,116,133
8,781,000	Global Atlantic Fin Co. (a) (b) (d) (k)	7.25%	03/01/56	8,661,822
29,237,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (a) (b) (e) (k)	6.04%	02/12/47	28,205,900
8,183,000	Kuvare US Holdings, Inc. (a) (d) (k)	7.00%	02/17/51	8,146,136
2,465,000	Liberty Mutual Group, Inc. (k)	4.30%	02/01/61	1,572,412
10,900,000	Meiji Yasuda Life Insurance Co. (a) (b) (d) (k)	6.10%	06/11/55	11,114,621
2,559,000	MetLife, Inc., Series G (a) (d)	6.35%	03/15/55	2,620,802
2,442,000	Nationwide Financial Services Capital Trust (b) (n)	7.90%	03/01/37	2,735,145
2,910,000	Nationwide Financial Services, Inc. (a) (b)	6.75%	05/15/37	2,902,138
4,796,000	Nippon Life Insurance Co. (a) (b) (d) (k)	6.50%	04/30/55	5,057,348
2,600,000	Reinsurance Group of America, Inc. (a) (d)	6.38%	09/15/56	2,547,508
				142,926,385
	Multi-Utilities – 4.2%
450,000	CenterPoint Energy, Inc., Series B (b) (d)	6.85%	02/15/55	475,449
16,470,000	Dominion Energy, Inc. (a) (d)	6.63%	05/15/55	16,852,960
8,693,000	Dominion Energy, Inc. (a) (d)	6.20%	02/15/56	8,713,403
1,688,000	Dominion Energy, Inc., Series A (a) (d)	6.88%	02/01/55	1,753,792
4,165,000	Dominion Energy, Inc., Series B (b) (d)	7.00%	06/01/54	4,453,651
7,000,000	NiSource, Inc. (a) (b) (d)	6.38%	03/31/55	7,211,309
10,215,000	Sempra (a) (b) (d)	6.40%	10/01/54	10,299,212
				49,759,776
	Oil, Gas & Consumable Fuels – 1.2%
2,500,000	Enbridge, Inc. (a) (b) (d)	7.63%	01/15/83	2,715,765
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$10,415,000	Enbridge, Inc. (a) (b) (d)	8.50%	01/15/84	$11,868,630
				14,584,395
	Trading Companies & Distributors – 0.7%
7,910,000	Sumisho Air Lease Corp., Series D (a) (d)	6.00%	(c)	7,709,223
	Wireless Telecommunication Services – 0.8%
8,687,000	Rogers Communications, Inc. (a) (d)	7.13%	04/15/55	8,967,185
	Total Capital Preferred Securities			1,398,003,464
	(Cost $1,397,526,247)

	Total Investments – 154.7%	1,831,420,011
	(Cost $1,863,286,624)
Shares	Description	Value
REVERSE REPURCHASE AGREEMENT – (8.4)%
(100,000,000)	Scotia Bank, due 7/17/26, 1 month CME Term SOFR + 80bps	(100,000,000)
	Outstanding Loan – (46.7)%	(552,942,000)
	Net Other Assets and Liabilities – 0.4%	5,435,742
	Net Assets – 100.0%	$1,183,913,753

(a)	All or a portion of this security serves as collateral on the outstanding loan. At April 30, 2026, the segregated value of these securities amounts to $872,506,884.
(b)
This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these securities are corporate bonds. The remaining contractual maturity of the agreement is between 30-90 days. At April 30, 2026, securities noted
as such are valued at $156,426,377.

(c)	Perpetual maturity.
(d)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2026. At a predetermined date, the fixed rate will change to a variable rate.
(e)	Floating or variable rate security.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2D - Restricted Securities in the Notes to Financial Statements).

(g)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
April 30, 2026, securities noted as such are valued at $36,912,480 or 3.1% of net assets.

(h)	This security’s value was determined using significant unobservable inputs. (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)
When-issued security. The interest rate shown reflects the rate in effect at April 30, 2026. Interest will begin accruing on the security’s first settlement date (see Note 2C - Securities Transactions and Investment Income in the Notes to Financial
Statements).

(j)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2026, securities noted as such amounted to $522,234,078 or 28.4% of managed assets.
Of these securities, 10.9% originated in emerging markets, and 89.1% originated in foreign markets.

(k)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge
Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At April 30, 2026, securities noted as such amounted to $376,453,606 or 31.8% of net assets.

(l)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(m)	Claim pending with the administrative court of Switzerland.
(n)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.

See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$117,990,403	$97,018,228	$20,972,175	$—
Other Industry Categories*	271,220,864	271,220,864	—	—
$1,000 Par Preferred Securities*	31,917,280	31,917,280	—	—
$1,000,000 Par Preferred Securities*	12,288,000	—	—	12,288,000
Capital Preferred Securities:
Capital Markets	102,240,043	—	77,615,563	24,624,480
Other Industry Categories*	1,295,763,421	—	1,295,763,421	—
Total Investments	$1,831,420,011	$400,156,372	$1,394,351,159	$36,912,480

LIABILITIES TABLE
	Total Value at 4/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreement	$(100,000,000)	$—	$(100,000,000)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs. As of April 30, 2026, Level 3 investments were valued using unadjusted pricing quotes obtained from dealers.
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2026 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2025
$1,000,000 Par Preferred Securities	$12,360,000
Capital Preferred Securities	23,872,800
Net Realized Gain (Loss)	—
Change in Unrealized Appreciation/Depreciation:
$1,000,000 Par Preferred Securities	(72,000)
Capital Preferred Securities	751,680
Purchases
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at April 30, 2026
$1,000,000 Par Preferred Securities	12,288,000
Capital Preferred Securities	24,624,480
Total Level 3 holdings	$36,912,480
There was a net change of $679,680 in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2026.
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$ 1,831,420,011
Cash	1,408,500
Foreign currency	1,423
Receivables:
Interest	18,262,542
Dividends	190,439
Prepaid expenses	34,205
Total Assets	1,851,317,120
LIABILITIES:
Outstanding loan	552,942,000
Reverse repurchase agreement	100,000,000
Payables:
Investment securities purchased	10,650,000
Interest and fees on loan and reverse repurchase agreement	2,415,505
Investment advisory fees	1,270,717
Administrative fees	71,274
Audit and tax fees	30,327
Shareholder reporting fees	9,350
Legal fees	8,563
Transfer agent fees	1,618
Financial reporting fees	793
Trustees’ fees and expenses	615
Custodian fees	48
Other liabilities	2,557
Total Liabilities	667,403,367
NET ASSETS	$1,183,913,753
NET ASSETS consist of:
Paid-in capital	$ 1,358,674,960
Par value	608,478
Accumulated distributable earnings (loss)	(175,369,685)
NET ASSETS	$1,183,913,753
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)	$19.46
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)	60,847,827
Investments, at cost	$1,863,286,624
Foreign currency, at cost (proceeds)	$1,336
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Statement of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Interest	$ 48,355,067
Dividends	14,583,795
Foreign withholding tax	(110,360)
Total investment income	62,828,502
EXPENSES:
Interest and fees on loan and reverse repurchase agreement	15,214,262
Investment advisory fees	7,813,547
Administrative fees	392,368
Shareholder reporting fees	108,865
Legal fees	71,543
Listing fees	29,816
Trustees’ fees and expenses	28,635
Audit and tax fees	22,341
Transfer agent fees	12,196
Financial reporting fees	4,959
Custodian fees	3,625
Other	13,803
Total expenses	23,715,960
NET INVESTMENT INCOME (LOSS)	39,112,542
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	1,124,422
Net change in unrealized appreciation (depreciation) on:
Investments	(24,574,777)
Foreign currency translation	45
Net change in unrealized appreciation (depreciation)	(24,574,732)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(23,450,310)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 15,662,232
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended 10/31/2025
OPERATIONS:
Net investment income (loss)	$ 39,112,542	$ 73,602,205
Net realized gain (loss)	1,124,422	19,199,541
Net change in unrealized appreciation (depreciation)	(24,574,732)	27,173,938
Net increase (decrease) in net assets resulting from operations	15,662,232	119,975,684
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(50,199,457)	(76,226,124)
Return of capital	—	(24,172,791)
Total distributions to shareholders	(50,199,457)	(100,398,915)
Total increase (decrease) in net assets	(34,537,225)	19,576,769
NET ASSETS:
Beginning of period	1,218,450,978	1,198,874,209
End of period	$ 1,183,913,753	$ 1,218,450,978
COMMON SHARES:
Common Shares at end of period	60,847,827	60,847,827
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Statement of Cash Flows
For the Six Months Ended April 30, 2026 (Unaudited)

Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$15,662,232
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(239,774,762)
Sales, maturities and paydown of investments	248,531,638
Net amortization/accretion of premiums/discounts on investments	(6,800)
Net realized gain/loss on investments	(1,124,422)
Net change in unrealized appreciation/depreciation on investments	24,574,777
Changes in assets and liabilities:
Decrease in interest receivable	479,192
Decrease in dividends receivable	68,668
Increase in prepaid expenses	(26,457)
Decrease in interest and fees payable on loan and reverse repurchase agreement	(345,527)
Decrease in investment advisory fees payable	(69,061)
Decrease in audit and tax fees payable	(9,104)
Decrease in legal fees payable	(16,465)
Decrease in shareholder reporting fees payable	(47,971)
Decrease in administrative fees payable	(11,263)
Decrease in custodian fees payable	(3,787)
Decrease in transfer agent fees payable	(539)
Decrease in trustees’ fees and expenses payable	(3,596)
Decrease in financial reporting fees payable	(40)
Increase in other liabilities payable	1,464
Cash provided by operating activities		$47,878,177
Cash flows from financing activities:
Distributions to Common Shareholders from investment operations	(50,199,457)
Repayment of borrowing	(45,650,000)
Proceeds from borrowing	45,117,000
Cash used in financing activities		(50,732,457)
Decrease in cash and foreign currency		(2,854,280)
Cash and foreign currency at beginning of period		4,264,203
Cash and foreign currency at end of period		$1,409,923
Supplemental disclosure of cash flow information:
Cash paid during the period for interest and fees		$15,559,789
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Financial Highlights
For a Common Share outstanding throughout each period

	Six Months Ended 4/30/2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 20.02	$ 19.70	$ 16.77	$ 18.47	$ 24.93	$ 22.66
Income from investment operations:
Net investment income (loss)	0.64 (a)	1.21 (a)	1.09 (a)	1.14 (a)	1.43	1.58
Net realized and unrealized gain (loss)	(0.37)	0.76	3.46	(1.53)	(6.39)	2.22
Total from investment operations	0.27	1.97	4.55	(0.39)	(4.96)	3.80
Distributions paid to shareholders from:
Net investment income	(0.83)	(1.25)	(1.12)	(1.10)	(1.40)	(1.48)
Return of capital	—	(0.40)	(0.50)	(0.21)	(0.10)	(0.05)
Total distributions paid to Common Shareholders	(0.83)	(1.65)	(1.62)	(1.31)	(1.50)	(1.53)
Net asset value, end of period	$19.46	$20.02	$19.70	$16.77	$18.47	$24.93
Market value, end of period	$18.42	$19.06	$18.78	$14.23	$16.39	$25.48
Total return based on net asset value (b)	1.57%	11.02%	28.75%	(1.56)%	(20.30)%	17.25%
Total return based on market value (b)	0.98%	10.88%	44.64%	(5.86)%	(30.77)%	25.89%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,183,914	$ 1,218,451	$ 1,198,874	$ 1,020,665	$ 1,123,887	$ 1,516,364
Ratio of total expenses to average net assets	4.00% (c)	4.20%	4.47%	4.34%	2.22%	1.72%
Ratio of total expenses to average net assets excluding interest expense	1.43% (c)	1.41%	1.39%	1.42%	1.35%	1.33%
Ratio of net investment income (loss) to average net assets	6.59% (c)	6.27%	5.77%	6.32%	6.59%	6.44%
Portfolio turnover rate	13%	45%	40%	39%	25%	39%
Indebtedness:
Total loan and reverse repurchase agreement outstanding (in 000’s)	$ 652,942	$ 653,475	$ 583,400	$ 553,200	$ 549,600	$ 676,000
Asset coverage per $1,000 of indebtedness (d)	$ 2,813	$ 2,865	$ 3,055	$ 2,845	$ 3,045	$ 3,243
Total loan outstanding (in 000’s)	$ 552,942	$ 553,475	$ 483,400	$ 453,200	$ 449,600	$ 576,000
Asset coverage per $1,000 of indebtedness (e)	$ 3,141	$ 3,201	$ 3,480	$ 3,252	$ 3,500	$ 3,633

(a)	Based on average shares outstanding.
(b)
Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in
Common Share Price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.

(c)	Annualized.
(d)
Calculated by subtracting the Fund’s total liabilities (not including the loan and reverse repurchase agreement outstanding) from the Fund’s total assets, and dividing by the outstanding loan and reverse repurchase agreement balances in 000’s.

(e)	Calculated by subtracting the Fund’s total liabilities (not including the loan outstanding) from the Fund’s total assets, and dividing by the outstanding loan balance in 000’s.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
1. Organization
First Trust Intermediate Duration Preferred & Income Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 4, 2013, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol “FPF” on the New York Stock Exchange (“NYSE”).
The primary investment objective is to seek a high level of current income. The Fund has a secondary objective of capital appreciation. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its “Managed Assets” (the average daily total asset value of the Fund minus the sum of the Fund’s liabilities other than the principal amount of borrowings or reverse repurchase agreements, if any), in preferred securities and other income producing securities issued by U.S. and non-U.S. companies, including traditional preferred securities, hybrid preferred securities that have investment and economic characteristics of both preferred securities and debt securities, floating rate and fixed-to-floating rate preferred securities, debt securities, convertible securities and contingent convertible securities. There can be no assurance that the Fund will achieve its investment objectives. The Fund seeks to maintain, under normal market conditions, a duration of between three and eight years. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities.The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Capital preferred securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
 o
Quoted prices for similar investments in active markets.
 o
Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
 o
Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
 o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
•
Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2026, is included with the Fund’s Portfolio of Investments.
B. Reverse Repurchase Agreements
Reverse repurchase agreements were utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back by the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.
Information for the six months ended April 30, 2026:
Maximum amount outstanding during the period . . . . . . . . . . . . . . . . . . . . $100,000,000
Average amount outstanding during the period* . . . . . . . . . . . . . . . . . . . . . $100,000,000
* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended April 30, 2026. There was $100,000,000 outstanding at April 30, 2026, which approximates fair value.
During the six months ended April 30, 2026, the high and low annual interest rates ranged from 4.81% to 4.45% respectively, with a weighted average interest rate of 4.53%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $2,275,582. The rate as of April 30, 2026 was 4.45%
C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2026, the Fund held $10,650,000 of when-issued or delayed-delivery securities. At April 30, 2026, the Fund had no forward purchase commitments.
The Fund may hold real estate investments trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2026, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
Security	Acquisition Date	Par Amount/ Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	$100.36	$6,000,000	$6,021,300	0.51%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	98.30	15,343,883	15,040,030	1.27
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,024,000.00	15,990,000	12,288,000	1.04
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	3/20/15 - 2/25/19	$7,329,000	102.88	7,464,468	7,540,420	0.64
				$44,798,351	$40,889,750	3.46%
E. Offsetting on the Statement of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on the Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within the Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
At April 30, 2026, reverse repurchase agreement assets and liabilities (by type) on a gross basis are as follows:
Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Amounts Pledged	Net Amount
Reverse Repurchase Agreement	$ (100,000,000)	$ —	$ (100,000,000)	$ 100,000,000	$ —	$ —
F. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2025, was as follows:
Distributions paid from:
Ordinary income	$76,226,124
Capital gains	—
Return of capital	24,172,791
As of October 31, 2025, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(134,141,071)
Net unrealized appreciation (depreciation)	17,862
Total accumulated earnings (losses)	(134,123,209)
Other	(6,709,251)
Paid-in capital	1,359,283,438
Total net assets	$1,218,450,978
G. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2025, the Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $134,141,071. At the taxable year ended October 31, 2025, the Fund utilized $20,159,849 of its capital loss carryforward.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of April 30, 2026, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,863,286,624	$52,864,948	$(84,731,561)	$(31,866,613)
H. Expenses
The Fund will pay all expenses directly related to its operations.
I. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
(“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.85% of the Fund’s Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $10,000.
Stonebridge, a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.425% of the Fund’s Managed Assets that is paid by First Trust out of its investment advisory fee.
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
The Bank of New York Mellon (“BNY”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNY is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNY is responsible for custody of the Fund’s assets. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Computershare, Inc. (“Computershare”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, Computershare is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Fund for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2026, the cost of purchases and proceeds from sales of investments, excluding short term investments were $243,675,165 and $245,592,835, respectively.
5. Borrowings
The Fund has a credit agreement with The Bank of Nova Scotia that has a maximum commitment amount of $575,000,000. The borrowing rate under the facility is equal to the 1-month Term SOFR plus 90 basis points. In addition, under the facility, the Fund pays a commitment fee of 0.20% on the undrawn amount of such facility. The average amount outstanding between November 1, 2025 and April 30, 2026, was $557,725,287 with a weighted average interest rate of 4.63%. As of April 30, 2026, the Fund had outstanding borrowings of $552,942,000, which approximates fair value, under this committed facility agreement. The borrowings are categorized as Level 2 within the fair value hierarchy. The high and low annual interest rates for the six months ended April 30, 2026, were 4.91% and 4.55%, respectively. The interest rate at April 30, 2026, was 4.55%.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
6. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
7. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
Pursuant to a series of transactions, the last of which is expected to occur on or about July 1, 2026, First Trust Capital Partners, LLC’s ownership percentage will increase to 68.27% of the voting interests in Stonebridge.

Additional Information
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
Dividend Reinvestment Plan
If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund’s Dividend Reinvestment Plan (the “Plan”), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by Computershare Trust Company N.A. (the “Plan Agent”), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.
If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:
(1)
If Common Shares are trading at or above net asset value (“NAV”) at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.
(2)
If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.
You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.
The Plan Agent maintains all Common Shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.
There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.
If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.
The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing Computershare, Inc., P.O. Box 43006, Providence, RI 02940-3006.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891 or emailing info@ftportfolios.com; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the

Additional Information (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Submission of Matters to a Vote of Shareholders
The Fund held its Annual Meeting of Shareholders (the “Annual Meeting”) on April 14, 2026. At the Annual Meeting, Denise M. Keefe and Robert F. Keith were elected by the Common Shareholders of First Trust Intermediate Duration Preferred & Income Fund as Class I Trustees for a three-year term expiring at the Fund’s annual meeting of shareholders in 2029. The number of votes cast in favor of Ms. Keefe was 38,257,304 and the number of votes withheld was 13,072,097. The number of votes cast in favor of Mr. Keith was 38,384,630 and the number of votes withheld was 12,944,771. James A. Bowen, Richard E. Erickson, Thomas R. Kadlec, Thomas J. Driscoll, Niel B. Nielson and Bronwyn Wright are the other current and continuing Trustees.
Principal Risks
The Fund is a closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The following discussion summarizes the principal risks associated with investing in the Fund, which includes the risk that you could lose some or all of your investment in the Fund.  The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and, in accordance therewith, files reports, proxy statements and other information that is available for review.
Contingent Convertible Securities Risk. Contingent Convertible Securities (“CoCos”) are hybrid securities most commonly issued by banking institutions that present risks similar to debt securities and convertible securities. CoCos are distinct in that they are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” When an issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside its control, and the Fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. CoCos are usually issued in the form of subordinated debt instruments to provide the appropriate regulatory capital treatment. If an issuer liquidates, dissolves or winds-up before a conversion to equity has occurred, the rights and claims of the holders of the CoCos (such as the Fund) against the issuer generally rank junior to the claims of holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities after a conversion event (i.e., a “trigger”), each holder will be further subordinated. CoCos also may have no stated maturity and have fully discretionary coupons. This means coupon payments can be canceled at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses, without causing a default. In general, the value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Credit Agency Risk.  Credit ratings are determined by credit rating agencies and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or such credit rating agency’s ability to evaluate creditworthiness and, as a result, may adversely affect those securities’ perceived or actual credit risk.

Credit and Below-Investment Grade Securities Risk. Credit risk is the risk that the issuer or other obligated party of a debt security in the Fund’s portfolio will fail to pay, or it is perceived that it will fail to pay, dividends or interest and/or repay principal when due. Below-investment grade instruments, including instruments that are not rated but judged to be of comparable quality, are commonly referred to as high-yield securities or “junk” bonds and are considered speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal and are more susceptible to default or decline in market value than investment grade securities due to adverse economic and business developments. High-yield securities are often unsecured and subordinated to other creditors of the issuer. The market values for high-yield securities tend to be very volatile, and these securities are generally less liquid than investment grade securities. For these reasons, an investment in the Fund is subject to the following specific risks: (i) increased price sensitivity to changing interest rates and to a deteriorating economic environment; (ii) greater risk of loss due to default or declining credit quality;

Additional Information (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
(iii) adverse company specific events more likely to render the issuer unable to make dividend, interest and/or principal payments; (iv) negative perception of the high-yield market which may depress the price and liquidity of high-yield securities; (v) volatility; and (vi) liquidity.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has begun to lower interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including high interest rates, declining valuations and elevated vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among the United States, Israel, Iran, Hamas, Hezbollah and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets of Russia, Europe, and the Middle East, United States, and other nations. Such events may also disrupt global trade and supply chains, increase sanctions and other governmental actions, and contribute to volatility in oil and natural gas. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cyber Security Risk. The Fund is susceptible to operational, information security and related risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity, any of which could result in a material adverse effect on the Fund or its shareholders. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. Emerging threats like ransomware or zero-day exploits could also cause disruptions to Fund operations. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or Sub-Advisor, as applicable, among many other third-party service providers, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Further, errors, misconduct, or compromise of accounts of employees of the Fund or its third-party service providers can also create material cybersecurity risks. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers. Cyber security incidents may also trigger Fund obligations under data privacy laws, potentially increasing notification and compliance burdens. Cyber security incidents affecting issuers in whose securities the Fund invests may also have a negative impact on the value of the securities of such issuers, and in turn, the value of the Fund.

Additional Information (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
Artificial intelligence (“AI”) and machine learning technologies used by the Fund, the Advisor or third-party service providers may allow the unintended introduction of vulnerabilities into infrastructures and applications, which could exacerbate these risks or result in cyber incidents that implicate personal data. The Fund and its shareholders could be negatively impacted as a result of these cyber risks associated with AI technologies. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future.

Europe Risk. The Fund is subject to certain risks specifically associated with investments in the securities of European issuers. The economies and markets of European countries are often closely connected and interdependent, and political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. A significant number of countries in Europe are member states in the European Union (the “EU”), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the EU, such as the departure of the United Kingdom referred to as “Brexit”, could place the departing member’s currency and banking system under severe stress or even in jeopardy. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments.

Illiquid and Restricted Securities Risk.  The Fund may invest in securities that are restricted and/or illiquid. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  Restricted securities may be illiquid as they generally are not listed on an exchange and may have no active trading market. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets.

Inflation Risk. The Fund invests in securities that are subject to inflation risk.  Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money.  As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Interest Rate and Duration Risk.  Interest rate risk is the risk that securities will decline in value because of changes in market interest rates.  For fixed rate securities, when market interest rates rise, the market value of such securities generally will fall.  Investments in fixed rate securities with long-term maturities may experience significant price declines if long-term interest rates increase.  During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments.  This may lock in a below-market yield, increase the security’s duration and further reduce the value of the security.  Fixed rate securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  The duration of a security will be expected to change over time with changes in market factors and time to maturity.  Although the Fund seeks to maintain a duration, under normal market circumstances, excluding the effects of leverage, of between three and eight years, if the effect of the Fund’s use of leverage was included in calculating duration, it could result in a longer duration for the Fund.
The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates.  As short-term interest rates decline, interest payable on floating rate securities typically decreases.  Alternatively, during periods of rising interest rates, interest payable on floating rate securities typically increases.  Changes in interest rates on floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in interest rates.  The value of floating rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general.

Leverage Risk. The use of leverage by the Fund can magnify the effect of any losses. If the income and gains from the securities and investments purchased with leverage proceeds do not cover the cost of leverage, the return to the common shares will be less than if leverage had not been used. Leverage involves risks and special considerations for common shareholders including: (i) the likelihood of greater volatility of net asset value and market price of the common shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings will reduce the return to the common shareholders or will result in fluctuations in

Additional Information (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
the dividends paid on the common shares; (iii) in a declining market, the use of leverage is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares; and (iv) when the Fund uses certain types of leverage, the investment advisory fee payable to the Advisor and by the Advisor to the Sub-Advisor will be higher than if the Fund did not use leverage.

Management Risk and Reliance on Key Personnel.  The implementation of the Fund’s investment strategy depends upon the continued contributions of certain key employees of the Advisor and Sub-Advisor, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund.

Market Discount from Net Asset Value.  Shares of closed-end investment companies such as the Fund frequently trade at a discount from their net asset value. The Fund cannot predict whether its common shares will trade at, below or above net asset value.

Market Risk. Investments held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

Non-U.S. Securities Risk.  Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund’s return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region or in emerging markets.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. These errors or failures may adversely affect the Fund’s operations, including its ability to execute its investment process or calculate or disseminate its NAV in a timely manner. The Fund relies on third-parties for a range of services, including custody, valuation, and administration, among many others. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Potential Conflicts of Interest Risk. First Trust, Stonebridge and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, First Trust and Stonebridge currently manage and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objective and strategies as the Fund. In addition, while the Fund is using leverage, the amount of the fees paid to First Trust (and by First Trust to Stonebridge) for investment advisory and management services are higher than if the Fund did not use leverage because the fees paid are calculated based on managed assets. Therefore, First Trust and Stonebridge have a financial incentive to leverage the Fund.

Preferred/Hybrid Preferred and Debt Securities Risk.  An investment in preferred/hybrid preferred and debt securities is subject to certain risks, including:
•
Issuer Risk. The value of these securities may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer’s goods and services. Additionally, an issuer may default on its obligation to make distributions or repay principal.
•
Interest Rate Risk. Interest rate risk is the risk that fixed rate securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of fixed rate securities generally will fall. Market value

Additional Information (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
generally falls further for fixed rate securities with longer duration. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments. This may lock in a below-market yield, increase the security’s duration and further reduce the value of the security. Investments in fixed rate securities with long-term maturities may experience significant price declines if long-term interest rates increase.
•
Floating Rate and Fixed-to-Floating Rate Risk.  The market value of floating rate and fixed-to-floating rate securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the interest rate reset. Securities with a floating or variable interest rate component can be less sensitive to interest rate changes than securities with fixed interest rates. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating rate and fixed-to-floating rate securities may decline due to lower coupon payments on floating rate securities.
•
Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding securities, which may result in a decline in the Fund’s income and distributions to common shareholders.
•
Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the Fund portfolio’s current earnings rate.
•
Subordination Risk.  Preferred securities are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.
In addition, preferred and hybrid preferred securities are subject to certain other risks, including deferral and omission risk, limited voting rights risk and special redemption rights risk.

Reverse Repurchase Agreements Risk. The Fund’s use of reverse repurchase agreements may involve leverage risk. There is also the risk that the market value of the securities acquired with the proceeds of the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. The Fund may be restricted from taking normal portfolio actions during such time, could be subject to loss to the extent that the proceeds of the agreement are less than the value of securities subject to the agreement and may experience adverse tax consequences.

Risks of Concentration in the Financials Sector. Because the Fund invests 25% or more of its managed assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. The Fund may emphasize its investments in certain industries such as the banking and insurance industries and therefore may make the Fund more economically vulnerable in the event of a downturn in those industries. Financial companies are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount and types of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for financial companies, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries, on any individual financial company or on financial companies as a whole cannot be predicted. Certain risks may impact the value of investments in financial companies more severely than those of investments in other issuers, including the risks associated with companies that operate with substantial financial leverage. Financial companies may also be adversely affected by volatility in interest rates, loan losses and other customer defaults, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies in particular may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. Financial companies are also a target for cyber attacks and may experience technology malfunctions and disruptions as a result.

Smaller Companies Risk. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Trust Preferred Securities Risk.  The risks associated with trust preferred securities typically include the financial condition of the financial institution that creates the trust, as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution and issuing the trust preferred securities and common stock backed by the subordinated debt. If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make payments to

Additional Information (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2026 (Unaudited)
holders of the trust preferred securities such as the Fund. The issuer of trust preferred securities is generally able to defer or skip payments for up to five years without being in default and certain enhanced trust preferred securities may have longer interest payment deferral periods.

Valuation Risk.  Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for certain preferred securities and debt securities trading. Preferred securities and debt securities generally trade on an “over-the- counter” market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of certain preferred securities and debt securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing.

NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
TRANSFER AGENT
Computershare, Inc.
P.O. Box 43006
Providence, RI 02940
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

First Trust Intermediate Duration Preferred & Income Fund (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Registrant’s Semi-annual Report, which is included as Item 1 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable to the Registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Registrant’s Semi-annual Report filed under Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports on Form N-CSR.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No reportable purchases for the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	The Registrant did not engage in any securities lending activity during its most recent fiscal year.

(b)	The Registrant did not engage in any securities lending activity and no services were provided by the securities lending agent to the Registrant during its most recent fiscal year.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to the Registrant.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Intermediate Duration Preferred & Income Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 9, 2026

* Print the name and title of each signing officer under his or her signature.